Document and Entity Information - shares	12 Months Ended
	Dec. 31, 2015	May. 16, 2016
Document and Entity Information [Abstract]
Entity Registrant Name	Anpulo Food, Inc.
Entity Central Index Key	0001500366
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Document Type	20-F
Document Period End Date	Dec. 31, 2015
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2015
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding		184,296,166